December 31, 1998
                             BOWES INVESTMENT TRUST
                             BANK AND INSURANCE FUND

                                SUPPLEMENT TO THE
                           PROSPECTUS AND STATEMENT OF
                             ADDITIONAL INFORMATION

The Prospectus and Statement of Additional Information dated March 1, 1998 of the Bowes Bank and Insurance Fund is hereby revised to reflect the following new information:

1. Transfer Agent and Shareholder Servicing Agent. The Fund has retained Declaration Service Company ("Declaration"), 555 North Lane, Suite 6160, Conshohocken, Pennsylvania 19428-0844 as its new transfer agent and shareholder servicing agent. Declaration will replace Countrywide Fund Services, Inc. ("CFS") in these capacities effective January 1, 1999. Shareholder purchases and redemptions, inquiries, and correspondence with the Fund should be addressed as follows:

                               Bowes Bank and Insurance Fund
                               c/o Declaration Service Co.
                               P.O. Box 844  (regular mail)
                               555 North Lane, Suite 6160 (overnight & express) Conshohocken, PA 19428-0844
                               1-888-828-9973

2. Fund Accounting. Effective January 1, 1999, Declaration will replace CFS as daily fund accountant.

3. Administrator. Effective January 1, 1999, Bowes Funds, LLC, will replace CFS as fund administrator.

4. Distributor. Effective January 1, 1999, an affiliate of Declaration, Declaration Distributors, Inc. ("Distributor") will replace CW Fund Distributors, Inc. as the Fund's primary underwriter. Distributor is a member of the National Association of Securities Dealers, Inc. ("NASD") and a brokerage member of National Securities Clearing Corporation ("NSCC"). The address of Distributor is the same as that of Declaration.

5. Independent Accountants. Effective January 1, 1999, Briggs Bunting & Dougherty, LLP, Two Logan Square, Suite 2121, Philadelphia, Pennsylvania 19103-4901 will replace Arthur Andersen LLP as the Fund's independent accountants.

6. Address and Telephone Number of Adviser. The Fund's adviser is located at 9410 Fernwood Road, Bethesda, Maryland 20817; telephone number 301-469-6195.

7.       Trustee. Mr. Harry M.K. Johnston is no longer a Trustee of the Fund.


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